Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Apr. 11, 2022	Apr. 30, 2023	May 16, 2023	Jun. 07, 2021	Jun. 30, 2022	Sep. 30, 2021	Oct. 31, 2022	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense									$ 8,840	$ 9,570	$ 1,190
Number of shares granted									1,081,500	810,000	515,000
Number of shares vested during the period									1,177,689	685,139	595,560
Grant date fair value									$ 18.62	$ 25.69	$ 18.88
Dividends to shareholders of non-vested shares									$ 938	$ 4,651	$ 875
Stock based compensation cost									20,877	28,481	10,335
Estimated compensation cost relating to non-vested restricted awards									$ 5,226
Weighted average period									1 year 2 months 19 days
Fair value of shares vested in period									$ 24,877	$ 15,464	$ 13,104
Awarded to key employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Closing price of common stock									$ 21.26	$ 19.23
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									370,000	450,000
Equity Incentive Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance				515,000
Number of shares granted				515,000
Number of shares vested during the period					56,625	401,750
Grant date fair value				$ 18.88
Equity Incentive Plan 2021 [Member] | Vest In June 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest				56,625
Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance	810,000
Number of shares granted	810,000
Number of shares vested during the period		193,405					528,745
Grant date fair value	$ 25.69
Equity Incentive Plan 2022 [Member] | Vest In April 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest	87,850
Equity Incentive Plan 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance			631,500
Number of shares granted			631,500
Number of shares vested during the period								411,974
Grant date fair value			$ 18.19
Equity Incentive Plan 2023 [Member] | Vest In May 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest			151,026
Equity Incentive Plan 2023 [Member] | Vest In May 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest			68,500
Minimum [Member] | First year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage											5.00%
Minimum [Member] | Second year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage										5.00%
Minimum [Member] | Third Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage									5.00%
Minimum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ShareBased Compensation Arrangement Cumulative Bunker Saving Threshold									$ 250,000
Sharebased Compensation Arrangement Award Granted Percentage									5.00%
Maximum [Member] | First year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage											7.50%
Maximum [Member] | Second year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage										7.50%
Maximum [Member] | Third Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage									7.50%
Maximum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage									10.00%